PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Prepayments to suppliers		$ 940		¥ 317	¥ 6,089
Due from suppliers	[1]	2,390		49,057	15,484
Advances to hospitals	[2]	451		4,473	2,919
Advances to employees	[3]	1,145		10,154	7,415
Receivable from disposal of PPE		1,436		¥ 9,300	9,300
Refundable auction deposit		77			500
Deferred expenses		1,126		¥ 4,105	7,296
Interest receivable		3,434		10,765	22,247
Others		1,938		10,165	12,552
Prepayments and other current assets, gross		12,937		178,789	83,802
Reserve for unrecoverable deposits		(741)		(1,522)	(4,798)
Prepayments and other current assets		$ 12,196		177,267	¥ 79,004
CAH and WHT [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Consideration receivable for disposal of CAH and WHT				80,453
Reserve for Unrecoverable Deposits [Member]
Movement in reserve for unrecoverable deposits is as follows:
Balance at the beginning of the year		$ 235	¥ 1,522	9,292
Provisions for the year		663	4,290	1,324
Amounts written off during the year		$ (157)	¥ (1,014)	(9,524)
Foreign currency translation				430
Balance at the end of the year		$ 741	¥ 4,798	¥ 1,522

[1]	Amounts due from suppliers represent returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB1,522 and RMB4,798 (US$741) on amounts due from suppliers as at December 31, 2014 and 2015, respectively.
[2]	The advances to hospital represent interest-free advances to hospital customers. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management. A charge to cost of revenue is recorded in the period in which a loss is incurred.
[3]	The advances to employees represent interest-free advance held by the Company's employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Group has not experienced any loss of such advances.